Income Taxes (Income Tax Components) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Document Fiscal Year Focus	2014
Current:
Federal	$ 28,581	$ 26,284	$ 15,201
State	5,060	4,910	2,436
Foreign	2,181	1,204	2,726
Total Current	35,822	32,398	20,363
Deferred:
Federal	15,991	4,244	6,358
Foreign	(256)	(84)	(579)
Total Deferred	15,735	4,160	5,779
Total	$ 51,557	$ 36,558	$ 26,142